Federated Hermes Kaufmann Fund II
A Portfolio of Federated Hermes Insurance Series
PRIMARY SHARES
SERVICE SHARES

SUPPLEMENT TO PROSPECTUSES DATED APRIL 30, 2023
In the sub-section “Portfolio Management Information” under the section “Who Manages the Fund?,” please delete the introductory paragraph and the chart that follows in their entirety and replace them with the following disclosure effective December 28, 2023:
The Fund is managed by the Federated Hermes Kaufmann Growth Equity Team. Portfolio Managers and Investment Analysts are members of the Team and make investment decisions with respect to a portion of the Fund’s portfolio, with the oversight of Hans P. Utsch and John Ettinger. The team members responsible for security selection make investment decisions or recommendations with respect to sectors or industries to which they are assigned.
Investment Team Member	Business Experience	Primary Role in Fund Management
Hans P. Utsch
Member of Fund’s Investment Team since April 2002; Senior Portfolio
Manager and Co-Head of Kaufmann Growth Equity Team; has been with the
Adviser or an affiliate since 2001; formerly Chairman of the Board and
Secretary of Edgemont Asset Management Corp., and President and Portfolio
Manager to The Kaufmann Fund, Inc. (predecessor to the Kaufmann Fund)
from 1984-2001; B.A., Amherst College; M.B.A., Columbia University.
Senior Portfolio Manager; security selection; and team oversight
John Ettinger
Member of the Fund’s Investment Team since April 2002; Senior Portfolio
Manager, Co-Head of the Kaufmann Growth Equity Team; has been with the
Adviser or an affiliate since 2001; formerly Investment Analyst with Edgemont
Asset Management Corp., Adviser to The Kaufmann Fund, Inc. (predecessor to the Kaufmann Fund) from 1996-2001; B.A., Duke University; received
Chartered Financial Analyst designation.
Senior Portfolio Manager; sets investment strategy; security selection; and team oversight
Mark Bauknight
Member of the Fund’s Investment Team since April 2002; Senior Portfolio
Manager; has been with the Adviser or an affiliate since 2001; formerly
Investment Analyst with Edgemont Asset Management Corp., Adviser to The
Kaufmann Fund, Inc. (predecessor to the Kaufmann Fund) from 1997-2001;
Two B.A. degrees, University of North Carolina at Chapel Hill; M.B.A.,
University of Oxford.
Senior Portfolio Manager; security selection; research and analytical support
Tom M. Brakel
Member of the Fund’s Investment Team since October 2003; Senior Portfolio
Manager; has been with the Adviser or an affiliate since 2003; formerly
Analyst with New Vernon Associates from 2002-2003, BioPharma Fund from
2000-2002; Mehta Partners from 1998-1999; U.S. pharmaceutical experience includes six years at Organon Inc.; M.D., Erasmus University, The Netherlands;
M.B.A., Stanford University.
Senior Portfolio Manager; sets investment strategy; security selection; research and analytical support
Barbara Miller
Member of the Fund’s Investment Team since April 2002; Senior Portfolio
Manager; has been with the Adviser or an affiliate since 2002; formerly
Vice President and Equity Analyst with Goldman Sachs from 1999-2001 and
Principal/Equity Analyst with Alex Brown & Sons from 1992-1999; B.A.,
Brown University; M.B.A., Harvard Business School.
Senior Portfolio Manager; security selection; research and analytical support
Steven Abrahamson
Member of the Fund’s Investment Team since April 2002; Senior Portfolio
Manager; has been with the Adviser or an affiliate since 2001; formerly
Investment Analyst with Edgemont Asset Management Corp., Adviser to
The Kaufmann Fund, Inc. (predecessor to the Kaufmann Fund) since 2001;
B.S., Bucknell University; M.B.A., Duke University.
Senior Portfolio Manager; security selection; research and analytical support
Stephen DeNichilo
Member of the Fund’s Investment team since February 2012; Senior Portfolio
Manager; has been with the Adviser or an affiliate since 2012; formerly Senior
Research Analyst with ACK Asset Management, LLC from 2010-2012 and
Equity Research Analyst with Thomson, Horstmann & Bryant, Inc., from
2006-2010; B.S., Villanova University; M.B.A., Fordham University; received
Chartered Financial Analyst designation.
Senior Portfolio Manager; security selection; research and analytical support

Investment Team Member	Business Experience	Primary Role in Fund Management
Aditi Singhania
Member of the Fund’s Investment Team since April 2018; Portfolio Manager;
has been with the Adviser or an affiliate since 2018; formerly Vice President,
Research Analyst, Pharmaceuticals Equity Research, J.P. Morgan Chase;
Biotech Equity Research Associate, Leerink Partners. Fachhochschule Bonn
Rhein Sieg, Germany (bachelor thesis conducted at Harvard University);
Ph.D., Columbia University.
Portfolio Manager; security selection; research and analytical support
December 27, 2023

Federated Hermes Kaufmann Fund II
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q456269 (12/23)
© 2023 Federated Hermes, Inc.